Trade and Other Receivables (Tables)	12 Months Ended
Jun. 30, 2016
Receivables [Abstract]
Schedule of Debt [Table Text Block]
	2016	2015

Notes receivable	438,314	2,553,350
Trade receivables	57,978,341	56,339,927
Less: Allowance for doubtful accounts	(7,852,062)	(2,521,648)
Trade receivables – net	50,126,279	53,818,279
Other receivables	53,799,508	41,376,604
Prepayments and deposits	11,864,800	22,626,755

	$116,228,901	$120,374,988

Schedule Of Age Analysis Of Trade And Other Receivables [Table Text Block]
Age analysis of trade and other receivables:

	2016	2015

Within 3 months	$11,693,858	$54,555,488
From 3 to 6 months	13,267,620	52,203,130
Past due over 6 months	91,267,423	13,616,370

	$116,228,901	$120,374,988